RIGHT-OF-USE ASSETS AND LEASES - ROU assets within Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASES
Property, plant and equipment, net	$ 65,546	$ 68,130
Property, plant and equipment, net - excluding ROU assets
RIGHT-OF-USE ASSETS AND LEASES
Property, plant and equipment, net	62,821	65,306
ROU assets
RIGHT-OF-USE ASSETS AND LEASES
Property, plant and equipment, net	$ 2,725	$ 2,824